Borrowings	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Borrowings	Borrowings
Terms and conditions of outstanding borrowings as of 30 June 2024 and 2023 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2024 £’000	2023 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2027	£144,754	£—
The Group has an unsecured, multicurrency bank revolving credit facility with a drawn down loan amount of £144.8 million at 30 June 2024 (2023: £nil). Commitment fees are charged on the undrawn balance of the facility. The available borrowing capacity under the Group’s revolving credit facility is £350.0 million less drawn down loans and utilised ancillary facilities (HSBC bank guarantees: £2.2 million at 30 June 2024 and £8.8 million at 30 June 2023). The HSBC bank guarantees primarily relate to a performance bond related to a fixed price contract in Germany and various lease guarantees. Please refer to Note 28 for a schedule showing the RCF movements in the period.

The facility contains interest cover and net leverage financial covenants. The covenants are tested on a bi-annual basis based on trailing twelve months results. At 30 June 2024 and 30 June 2023, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2024:
Parent Company Guarantees
The parent company provided guarantees relating to certain leases entered into by Endava Romania SRL in Romania and ICS Endava SRL in Moldova. In the fiscal year ended 30 June 2024, the parent company also provided a guarantee under the Merger Agreement with respect to the obligations to be fulfilled by Endava Delaware Inc. under that agreement.
No claims are expected to arise from the above guarantees.
Bank Guarantees
Endava GmbH provided a performance guarantee of €2.0 million in favour of DB Fernverkehr AG in relation to a contract with Deutsche Bahn to provide their Video On Demand experience for passengers.
Additionally, various other subsidiaries provided bank guarantees in relation to their leases of office space together with a small number of tender and performance guarantees.

No claims are expected to arise from the above guarantees.